Impairment of Long-Lived Assets (Notes)	12 Months Ended
Sep. 30, 2015
Disclosure Impairment Of Long Lived Assets [Abstract]
IMPAIRMENT OF LONG-LIVED ASSETS
IMPAIRMENT OF LONG-LIVED ASSETS

The Company reviews long-lived assets, including property, plant and equipment and other intangible assets with definite lives, for impairment whenever events or changes in circumstances indicate that the asset’s carrying amount may not be recoverable. The Company conducts its long-lived asset impairment analyses in accordance with ASC 360-10-15, "Impairment or Disposal of Long-Lived Assets." ASC 360-10-15 requires the Company to group assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities and evaluate the asset group against the sum of the undiscounted future cash flows. If the undiscounted cash flows do not indicate the carrying amount of the asset is recoverable, an impairment charge is measured as the amount by which the carrying amount of the asset group exceeds its fair value based on discounted cash flow analysis or appraisals.

In the fourth quarter of fiscal 2015, the Company concluded it had triggering events requiring assessment of impairment for certain of its long-lived assets in conjunction with its announced restructuring actions and the intention to spin-off the Automotive Experience business. As a result, the Company reviewed the long-lived assets for impairment and recorded a $183 million impairment charge within restructuring and impairment costs on the consolidated statements of income. Of the total impairment charge, $139 million related to corporate assets, $27 million related to the Automotive Experience Seating segment, $16 million related to the Building Efficiency Rest of World segment and $1 million related to the Building Efficiency Systems and Service North America segment. Refer to Note 16, "Significant Restructuring and Impairment Costs," of the notes to consolidated financial statements for additional information. The impairment was measured, depending on the asset, either under an income approach utilizing forecasted discounted cash flows or a market approach utilizing an appraisal to determine fair values of the impairment assets. These methods are consistent with the methods the Company employed in prior periods to value other long-lived assets. The inputs utilized in the analyses are classified as Level 3 inputs within the fair value hierarchy as defined in ASC 820, "Fair Value Measurement."

In the third and fourth quarters of fiscal 2014, the Company concluded it had triggering events requiring assessment of impairment for certain of its long-lived assets in conjunction with its restructuring actions announced in fiscal 2014. In addition, in the fourth quarter of fiscal 2014, the Company concluded that it had a triggering event requiring assessment of impairment of long-lived assets held by the Building Efficiency Rest of World - Latin America reporting unit due to the impairment of goodwill in the quarter. As a result, the Company reviewed the long-lived assets for impairment and recorded a $91 million impairment charge within restructuring and impairment costs on the consolidated statements of income, of which $45 million was recorded in the third quarter and $46 million in the fourth quarter of fiscal 2014. Of the total impairment charge, $45 million related to the Automotive Experience Interiors segment, $34 million related to the Building Efficiency Rest of World segment, $7 million related to the Automotive Experience Seating segment and $5 million related to corporate assets. In addition, the Company recorded $43 million of asset and investment impairments within discontinued operations in the third quarter of fiscal 2014 related to the divestiture of the Automotive Experience Electronics business. Refer to Note 3, "Discontinued Operations," and Note 16, "Significant Restructuring and Impairment Costs," of the notes to consolidated financial statements for additional information. The impairment was measured, depending on the asset, either under an income approach utilizing forecasted discounted cash flows or a market approach utilizing an appraisal to determine fair values of the impairment assets. These methods are consistent with the methods the Company employed in prior periods to value other long-lived assets. The inputs utilized in the analyses are classified as Level 3 inputs within the fair value hierarchy as defined in ASC 820, "Fair Value Measurement."

In the second, third and fourth quarters of fiscal 2013, the Company concluded it had a triggering event requiring assessment of impairment for certain of its long-lived assets in conjunction with its restructuring actions announced in fiscal 2013. In addition, in the fourth quarter of fiscal 2013, the Company concluded that it had a triggering event requiring assessment of impairment for the long-lived assets held by the Automotive Experience Interiors segment due to the impairment of goodwill in the quarter. As a result, the Company reviewed the long-lived assets for impairment and recorded a $156 million impairment charge within restructuring and impairment costs on the consolidated statements of income, of which $13 million was recorded in the second quarter, $36 million in the third quarter and $107 million in the fourth quarter of fiscal 2013. Of the total impairment charge, $57 million related to the Automotive Experience Interiors segment, $44 million related to the Building Efficiency Rest of World segment, $22 million related to the Automotive Experience Seating segment, $18 million related to the Power Solutions segment, $12 million related to corporate assets and $3 million related to the Building Efficiency Products North America segment. Refer to Note 16, "Significant Restructuring and Impairment Costs," of the notes to consolidated financial statements for additional information. The impairment was measured, depending on the asset, either under an income approach utilizing forecasted discounted cash flows or a market approach utilizing an appraisal to determine fair values of the impairment assets. These methods are consistent with the methods the Company employed in prior periods to value other long-lived assets. The inputs utilized in the analyses are classified as Level 3 inputs within the fair value hierarchy as defined in ASC 820, "Fair Value Measurement."

At September 30, 2015, 2014 and 2013, the Company concluded it did not have any other triggering events requiring assessment of impairment of its long-lived assets. Refer to Note 1, "Summary of Significant Accounting Policies," of the notes to consolidated financial statements for discussion of the Company’s goodwill impairment testing. Refer to Note 6, "Goodwill and Other Intangible Assets," of the notes to consolidated financial statements for further information regarding the goodwill impairment charges recorded in the fourth quarter of fiscal 2014 and 2013.